SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	May 07, 2025	Feb. 25, 2025	Oct. 21, 2024	Mar. 31, 2025	Mar. 07, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Number of common stock			2,048,294
Pre-funded warrants				12,873,602		12,298,124
Exercise price per share			$ 1.50	$ 2.74		$ 2.95
Warrant [Member]
Subsequent Event [Line Items]
Exercise price per share		$ 0.85		$ 2.74		$ 2.95	$ 2.95
Warrant [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrants to purchase of common stock		87,785
October Warrants [Member]
Subsequent Event [Line Items]
Exercise price per share		$ 0.58
October Warrants [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrants to purchase of common stock		1,136,391
August Warrants [Member]
Subsequent Event [Line Items]
Exercise price per share		$ 0.58
August Warrants [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrants to purchase of common stock		1,302,082
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds from public offering	$ 3,250
Number of common stock	10,156,250
Pre-funded warrants	2,371,346
Warrants to purchase of common stock	15,234,375
Exercise price per share	$ 0.32
Annual cost savings					$ 4,000
Gross proceeds from issuance of warrants		$ 1,400
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase of common stock	304,687
Exercise price per share	$ 0.352
Subsequent Event [Member] | October Warrants [Member]
Subsequent Event [Line Items]
Exercise price per share		$ 0.58
Subsequent Event [Member] | October Warrants [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrants to purchase of common stock		1,302,082
Subsequent Event [Member] | August Warrants [Member]
Subsequent Event [Line Items]
Exercise price per share		$ 0.58
Subsequent Event [Member] | August Warrants [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrants to purchase of common stock		1,136,391
Subsequent Event [Member] | Unregistered Common Warrants [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrants to purchase of common stock		2,926,166
Subsequent Event [Member] | October and August Warrants [Member]
Subsequent Event [Line Items]
Percentage of number of common stock issuable upon exercise of warrants holders		120.00%